UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year-end: December 31st

Date of reporting period: January 1, 2014 to March 31, 2014

Item 1:    Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (76.5%)
Aerospace & Defense (1.5%)
$ 650	AAR Corp., Global Company Guaranteed Notes (Callable 01/15/17 @ 103.63)	(BB, Ba3)	01/15/22	7.250	$706,875
1,000	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B-, B3)	07/15/18	9.750	1,125,000
1,200	The Milestone Aviation Group Ltd., Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 104.31)‡	(NR, NR)	12/15/17	8.625	1,297,500

					3,129,375

Airlines (0.4%)
500	Continental Airlines 2012-3, Class C Pass Thru Certificates	(B+, B1)	04/29/18	6.125	526,875
200	United Continental Holdings, Inc., Company Guaranteed Notes§	(B, B2)	06/01/18	6.375	216,250

					743,125

Auto Parts & Equipment (2.2%)
180	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	197,100
950	Lear Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 102.38)‡§	(BB, Ba2)	01/15/23	4.750	931,000
500	Meritor, Inc., Company Guaranteed Notes (Callable 06/15/16 @ 105.06)§	(B-, B3)	06/15/21	6.750	531,250
1,000	Schaeffler Finance B.V., Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.38)‡	(BB-, Ba2)	02/15/19	8.500	1,121,250
1,750	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC, Caa1)	02/15/19	8.625	1,706,250

					4,486,850

Beverages (0.3%)
600	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.00)‡	(CCC+, Caa2)	11/15/18	10.000	626,250

Brokerage (1.5%)
1,000	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ 105.81)‡§	(B, B1)	02/15/18	7.750	1,075,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B, B1)	04/01/20	7.375	1,529,750
400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)‡	(B, B1)	04/15/22	6.875	405,000

					3,009,750

Building & Construction (0.2%)
500	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, Ba3)	11/01/21	2.000	352,500

Building Materials (2.8%)
1,750	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 104.75)	(B-, Caa2)	04/01/16	9.500	1,776,250
1,850	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	2,002,625
1,000	Headwaters, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.63)‡	(CCC+, Caa2)	01/15/19	7.250	1,047,500
750	RSI Home Products, Inc., Rule 144A, Secured Notes (Callable 03/01/15 @ 105.16)‡	(B+, B1)	03/01/18	6.875	808,125

					5,634,500

Chemicals (2.2%)
150	Axalta Coating Systems Dutch Holding B B.V., Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)‡§	(B-, Caa1)	05/01/21	7.375	163,875
500	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)§	(BB-, B1)	07/15/21	5.750	521,250
500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)‡	(BB-, Ba3)	05/01/20	7.500	550,625
750	Ineos Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 102.94)‡§	(B-, B3)	02/15/19	5.875	767,812
350	Ineos Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 103.25)‡§	(B-, B3)	08/15/18	6.125	364,438
1,494	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes‡§	(CCC+, NR)	05/08/17	11.000	1,023,462

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$ 1,000	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	$1,132,500

					4,523,962

Consumer Products (2.2%)
1,595	Alphabet Holding Co., Inc., PIK, Global Senior Unsecured Notes (Callable 11/01/14 @ 102.00)	(B-, Caa1)	11/01/17	8.500	1,650,825
1,125	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	1,215,000
750	Ontex IV S.A., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 103.75)‡€	(B, B1)	04/15/18	7.500	1,083,563
400	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 02/01/16 @ 104.06)	(B+, B2)	02/01/20	8.125	450,500

					4,399,888

Consumer/Commercial/Lease Financing (0.2%)
500	JLC Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/16 @ 105.16)‡	(B, B2)	06/01/20	6.875	510,000

Diversified Capital Goods (1.5%)
750	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	802,500
1,550	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)‡	(B+, Ba2)	09/01/22	5.500	1,577,125
4	FCC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ 100.00)‡^	(CCC+, Ca)	12/15/15	13.000	3,976
509	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B1)	09/01/20	8.750	571,353

					2,954,954

Electronics (0.3%)
500	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.00)	(CCC+, Caa1)	02/15/18	8.000	518,750

Energy - Exploration & Production (5.6%)
1,450	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	1,555,125
1,975	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, B3)	02/15/18	8.250	2,147,812
1,000	Harkand Finance, Inc., Secured Notes (Callable 03/28/16 @ 104.50)	(NR, NR)	03/28/19	7.500	1,005,000
600	Memorial Production Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.81)‡	(B-, Caa1)	05/01/21	7.625	636,000
550	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B+, B2)	02/01/19	7.250	591,250
895	Oasis Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/17 @ 103.44)‡	(B+, B2)	03/15/22	6.875	973,313
1,050	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	1,155,000
1,200	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	1,305,000
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B, B3)	06/15/19	8.500	1,219,540
650	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB+, Ba2)	03/15/21	5.750	700,375

					11,288,415

Environmental (0.9%)
1,800	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B+, Caa2)	08/15/18	10.750	1,923,750

Food - Wholesale (0.6%)
346	Big Heart Pet Brands, Global Company Guaranteed Notes (Callable 02/15/15 @ 101.91)	(CCC+, Caa1)	02/15/19	7.625	360,921
600	Smithfield Foods, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.41)‡	(BB-, B2)	08/01/21	5.875	624,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Food - Wholesale
$ 210	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06)‡	(B+, B3)	02/01/20	6.750	$217,875

					1,202,796

Forestry & Paper (0.0%)
1,000	Stone & Webster, Inc.*[1]	(NR, NR)	10/23/19	0.000	1,000

Gaming (1.6%)
925	Affinity Gaming Finance Corp., Global Company Guaranteed Notes (Callable 05/15/15 @ 104.50)	(B, NR)	05/15/18	9.000	994,375
605	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/14 @ 100.00)‡	(B, Caa1)	11/15/19	7.250	601,975
600	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/16 @ 104.03)‡	(BB, B1)	12/15/21	5.375	613,500
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)‡€	(B, B2)	02/15/21	8.250	1,117,674

					3,327,524

Gas Distribution (1.8%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,723,125
350	Genesis Energy LP, Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)§	(B, B1)	02/15/21	5.750	364,000
1,500	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	1,601,250

					3,688,375

Health Facilities (2.8%)
500	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BB, Ba1)	02/15/22	6.375	537,500
1,360	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	1,468,800
550	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	639,375
698	Symbion, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	08/23/15	11.000	699,047
1,175	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ 104.00)	(B, B2)	06/15/16	8.000	1,239,625
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes§	(CCC+, B3)	04/01/22	8.125	1,120,000

					5,704,347

Health Services (1.3%)
1,523	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 104.00)	(B, B3)	11/15/18	8.000	1,637,225
1,000	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/15 @ 104.00)‡	(B, B2)	03/15/18	8.000	1,061,250

					2,698,475

Household & Leisure Products (0.7%)
750	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.22)‡	(BB+, Ba2)	09/15/21	5.625	804,375
550	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/18 @ 103.06)‡§	(BB+, Ba2)	09/15/23	6.125	600,188

					1,404,563

Insurance Brokerage (0.8%)
1,100	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC+, Caa2)	12/15/20	7.875	1,182,500
300	Towergate Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/14 @ 101.00)‡£#	(NR, B1)	02/15/18	6.021	510,148

					1,692,648

Investments & Misc. Financial Services (0.7%)
750	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(B+, B2)	10/01/19	10.375	1,431,665

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Leisure (0.6%)
$ 1,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)‡§	(BB-, B3)	01/15/21	5.250	$1,262,500

Media - Cable (2.5%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)‡§	(BB-, B1)	01/15/22	6.500	846,000
150	Cablevision Systems Corp., Senior Unsecured Notes	(B, B1)	04/15/18	7.750	171,937
600	Cablevision Systems Corp., Senior Unsecured Notes§	(B, B1)	04/15/20	8.000	702,750
1,000	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	1,122,500
500	Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)‡	(B-, Caa1)	04/01/20	9.125	567,500
350	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75)‡	(BB-, Ba3)	03/15/19	7.500	381,500
1,200	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.19)‡§	(B, B2)	04/15/23	6.375	1,278,000

					5,070,187

Media - Diversified (1.4%)
1,750	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	1,872,500
975	Netflix, Inc., Rule 144A, Senior Unsecured Notes‡§	(BB-, Ba3)	03/01/24	5.750	1,014,000

					2,886,500

Media - Services (1.0%)
425	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	453,156
1,475	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	1,583,782

					2,036,938

Medical Products (0.7%)
1,250	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B-, B1)	02/01/19	7.750	1,343,750

Metals & Mining - Excluding Steel (6.3%)
1,350	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡§	(CCC+, Caa2)	04/01/21	7.000	1,032,750
700	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes‡	(B, B2)	10/01/18	10.000	735,000
1,350	Calcipar S.A., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, Ba3)	05/01/18	6.875	1,444,500
1,050	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡§	(BB, Ba3)	12/15/20	6.125	1,055,250
400	FMG Resources August 2006 Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 104.13)‡§	(BB-, Ba2)	11/01/19	8.250	441,500
1,100	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B, B3)	06/01/19	9.500	1,276,000
1,841	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,951,460
700	Molycorp, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 105.00)§	(CCC+, B3)	06/01/20	10.000	696,500
1,500	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)§	(CCC+, Caa2)	06/01/19	11.000	1,391,250
1,700	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	1,742,500
1,500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	1,080,000

					12,846,710

Oil Field Equipment & Services (4.8%)
1,400	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.75)‡	(BB-, B1)	12/01/20	7.500	1,477,000
1,200	Pacific Drilling S.A., Reg S, Senior Unsecured Notes	(NR, NR)	02/23/15	8.250	1,251,000
950	Parker Drilling Co., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 103.38)‡	(B+, B1)	07/15/22	6.750	983,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services
$ 586	Permian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/15 @ 107.88)‡	(B-, B3)	01/15/18	10.500	$599,185
1,600	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/15 @ 102.47)	(B+, B2)	03/15/18	9.875	1,688,080
1,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡§	(B+, B1)	11/01/18	8.625	1,087,500
1,500	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	1,492,500
1,000	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 01/15/15 @ 103.94)‡	(BB, B1)	01/15/19	7.875	1,075,000

					9,653,515

Oil Refining & Marketing (2.3%)
2,000	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)§	(B+, B2)	11/01/22	6.500	2,115,000
600	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/2015 @ 105.34)§	(BB-, B1)	11/15/20	7.125	645,000
1,850	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	2,016,500

					4,776,500

Packaging (1.3%)
1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)‡§	(CCC+, Caa1)	01/31/21	6.750	1,047,500
88	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 103.50)‡	(NR, Caa1)	11/15/20	7.000	93,309
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)‡€	(CCC+, Caa1)	10/15/20	9.250	463,092
650	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 02/15/16 @ 104.13)§	(CCC+, Caa2)	02/15/21	8.250	712,562
350	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 10/15/14 @ 104.50)	(CCC+, Caa2)	04/15/19	9.000	376,250

					2,692,713

Pharmaceuticals (0.8%)
350	Capsugel Finance Co. S.C.A., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41)‡€	(B-, B3)	08/01/19	9.875	532,435
750	Forest Laboratories, Inc., Rule 144A, Senior Unsecured Notes‡§	(BB+, Ba1)	02/15/21	4.875	794,063
400	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	11.000	372,000

					1,698,498

Real Estate Development & Management (0.5%)
1,000	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)‡	(B, B2)	12/01/18	7.000	1,031,875

Real Estate Investment Trusts (1.0%)
1,850	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)	(B, Ba3)	04/15/19	7.250	1,951,750

Restaurants (0.8%)
1,600	Seminole Hard Rock International LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/16 @ 104.41)‡	(BB-, B2)	05/15/21	5.875	1,620,000

Software/Services (4.9%)
1,850	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	2,032,687
1,125	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69)‡	(B+, B1)	06/15/19	7.375	1,212,188
650	First Data Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 105.06)‡	(B+, B1)	11/01/20	6.750	702,000
400	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.03)	(B-, Caa1)	04/01/19	9.375	452,500
625	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.50)€	(B-, Caa1)	04/01/19	10.000	975,542

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Software/Services
$ 1,500	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(BB-, Ba3)	01/15/23	4.500	$1,308,750
1,003	Serena Software, Inc., Global Company Guaranteed Notes	(CCC+, Caa1)	03/15/16	10.375	1,010,523
400	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ 105.56)	(CCC+, Caa1)	06/01/18	11.125	428,500
1,598	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	1,745,815

					9,868,505

Specialty Retail (0.7%)
1,350	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ 105.34)	(B+, B3)	05/15/19	7.125	1,434,375

Steel Producers/Products (1.5%)
1,450	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)§	(BB+, Ba2)	11/15/20	6.375	1,500,750
550	JMC Steel Group, Inc., Rule 144A, Senior Notes (Callable 03/15/15 @ 104.13)‡	(B-, Caa1)	03/15/18	8.250	564,438
1,000	Tempel Steel Co., Rule 144A, Senior Secured Notes (Callable 08/15/14 @ 106.00)‡	(CCC+, Caa1)	08/15/16	12.000	945,000

					3,010,188

Support-Services (5.4%)
600	CDL Acquisition Co., Inc., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 106.19)‡	(B+, B2)	10/15/18	8.250	643,500
1,250	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	1,359,375
1,000	DigitalGlobe, Inc., Company Guaranteed Notes (Callable 02/01/17 @ 102.63)§	(BB, B1)	02/01/21	5.250	992,500
500	Emdeon, Inc., Global Company Guaranteed Notes (Callable 12/31/15 @ 105.50)§	(CCC+, Caa1)	12/31/19	11.000	583,125
750	Garda World Security Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 105.44)‡§	(B-, B3)	11/15/21	7.250	804,375
1,731	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(B+, B3)	09/01/22	7.000	1,912,755
500	Sabre GLBL, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.38)‡	(B, B1)	05/15/19	8.500	554,375
950	Safway Finance Corp., Rule 144A, Secured Notes (Callable 05/15/15 @ 103.50)‡	(B, B3)	05/15/18	7.000	1,016,500
575	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	619,562
1,095	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 102.56)§	(B+, B1)	04/01/23	5.125	1,078,575
1,200	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(BB-, B2)	05/15/20	7.375	1,330,500

					10,895,142

Telecom - Integrated/Services (2.2%)
350	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes‡^ø1	(NR, NR)	01/15/15	0.000	—
322	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(B-, B3)	06/15/21	7.625	364,665
600	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B+, B3)	04/01/19	7.250	648,000
750	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B+, B3)	04/01/21	7.500	826,875
250	Intelsat Luxembourg S.A., Rule 144A, Company Guaranteed Notes (Callable 06/01/15 @ 103.38)‡	(B-, Caa2)	06/01/18	6.750	265,625
800	Intelsat Luxembourg S.A., Rule 144A, Company Guaranteed Notes (Callable 06/01/17 @ 103.88)‡§	(B-, Caa2)	06/01/21	7.750	845,000
400	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ 103.00)‡	(B, B3)	05/15/17	6.000	415,000
950	Zayo Capital, Inc., Global Senior Secured Notes (Callable 07/01/15 @ 104.06)	(B, B1)	01/01/20	8.125	1,046,187

					4,411,352

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Wireless (0.8%)
$ 800	Sprint Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, B1)	06/15/24	7.125	$842,000
600	Wind Acquisition Finance S.A., Rule 144A, Secured Notes (Callable 07/15/14 @ 102.94)‡	(B+, B3)	07/15/17	11.750	772,572

					1,614,572

Telecommunications Equipment (1.5%)
1,200	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)‡§	(B, B1)	04/01/19	7.000	1,197,000
1,700	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB+, Ba1)	12/01/16	9.500	1,861,500

					3,058,500

Textiles & Apparel (0.3%)
150	IT Holding Finance S.A., Company Guaranteed Notes€ø	(NR, NR)	11/15/25	9.875	2,036
500	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)‡€	(B-, B3)	04/15/19	9.875	647,433

					649,469

Theaters & Entertainment (2.6%)
857	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(B-, B3)	12/01/20	9.750	991,977
775	AMC Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/17 @ 104.41)‡§	(B-, B3)	02/15/22	5.875	790,500
650	Carmike Cinemas, Inc., Global Secured Notes (Callable 05/15/15 @ 105.53)§	(B, B2)	05/15/19	7.375	712,563
1,815	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	2,012,381
650	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)‡	(B+, B1)	01/15/21	6.000	680,875

					5,188,296

Tobacco (0.3%)
650	Vector Group Ltd., Global Senior Secured Notes (Callable 02/15/16 @ 105.81)	(B+, Ba3)	02/15/21	7.750	702,000

Transportation - Excluding Air/Rail (0.2%)
400	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)‡	(BB-, B1)	01/15/22	7.375	410,000

TOTAL CORPORATE BONDS (Cost $149,334,781)					155,367,297

BANK LOANS (12.5%)
Beverages (0.2%)
500	Del Monte Foods, Inc.#	(CCC+, Caa1)	08/18/21	8.250	498,750

Chemicals (2.0%)
1,000	Oxbow Carbon & Minerals Holdings, Inc.#	(BB-, B2)	01/18/20	8.000	1,025,000
2,000	Ravago Holdings America, Inc.#	(BB-, B2)	12/18/20	5.500	2,021,250
1,000	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	1,027,500

					4,073,750

Consumer Products (0.8%)
1,500	Ranpak Corp.#	(B-, Caa1)	04/23/20	8.500	1,535,625

Diversified Capital Goods (0.5%)
434	Flint Group Holdings Sarl#	(NR, NR)	06/30/18	7.334	438,242
611	Flint Group Holdings Sarl#	(NR, NR)	12/31/18	7.334	604,047

					1,042,289

Electronics (0.8%)
1,500	Fidji Luxembourg Sarl#	(BB-, B1)	12/27/20	6.250	1,515,000

Energy - Exploration & Production (0.7%)
1,001	Delek Benelux B.V.€#	(NR, NR)	02/08/17	5.367	1,385,141

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Financial Services (0.5%)
$ 1,000	MergerMarket U.S.A., Inc.#	(CCC+, Caa2)	01/07/22	7.500	$998,750

Gaming (0.5%)
1,000	Abercrombie & Kent U.S. Group Holdings, Inc.#	(NR, NR)	12/09/18	5.000	950,000

Hotels (0.6%)
1,250	Four Seasons Holdings, Inc.#	(B-, Caa1)	12/28/20	6.250	1,273,437

Investments & Misc. Financial Services (1.3%)
1,000	Ascensus, Inc.#	(CCC+, Caa1)	12/11/20	9.000	1,030,000
750	ION Trading Technologies Sarl#	(CCC+, Caa2)	05/22/21	8.250	761,561
856	StoneRiver Group LP#	(CCC+, Caa1)	05/29/20	8.500	867,450

					2,659,011

Machinery (0.6%)
1,250	CPM Acquisition Corp.#	(B, Caa1)	03/01/18	10.250	1,271,875

Oil Field Equipment & Services (0.5%)
1,000	Shelf Drilling Holdings Ltd.#	(B+, B2)	10/08/18	10.000	1,026,250

Printing & Publishing (0.1%)
1,209	Hibu PLC#	(NR, NR)	07/31/14	1.500	284,194

Software/Services (1.0%)
1,000	Intralinks, Inc.#	(NR, NR)	02/24/19	7.250	997,500
1,000	Wall Street Systems Holdings, Inc.#	(B-, Caa2)	10/25/20	9.250	1,010,625

					2,008,125

Specialty Retail (0.8%)
1,500	BJ’s Wholesale Club, Inc.#	(CCC, Caa2)	03/31/20	8.500	1,539,750

Telecom - Integrated/Services (0.8%)
1,000	Coronado Guarantor LLC#	(CCC+, Caa1)	05/25/21	8.750	1,016,250
633	LTS Buyer LLC#	(CCC+, Caa1)	03/28/21	8.000	645,941

					1,662,191

Telecom - Wireless (0.4%)
986	Maritime Telecommunications Network, Inc.#	(B+, NR)	03/04/16	7.500	858,082

Theaters & Entertainment (0.4%)
1,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	890,000

TOTAL BANK LOANS (Cost $24,988,214)					25,472,220

ASSET BACKED SECURITIES (8.7%)
Collateralized Debt Obligations (8.7%)
1,000	Babson CLO Ltd., 2013-IA, Rule 144A‡#	(BB, NR)	04/20/25	4.637	913,777
1,000	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A‡[1]	(NR, NR)	01/20/25	0.000	920,000
2,000	CIFC Funding Ltd., 2012-2X#	(BB-, NR)	12/05/24	6.236	2,001,828
1,000	ECP CLO Ltd., 2013-5A, Rule 144A‡#	(BB, NR)	01/20/25	4.436	898,143
1,000	Gale Force 4 CLO Ltd., 2007-4A, Rule 144A‡#	(BBB, Ba1)	08/20/21	3.735	990,743
1,000	Greywolf CLO Ltd., 2014-1A, Rule 144A‡^#	(BB, NR)	04/22/26	5.333	943,200
1,000	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	12/20/24	5.635	965,176
1,000	ING Investment Management CLO Ltd., 2012-1RA, Rule 144A‡#	(B, NR)	03/14/22	7.235	1,000,494
1,000	Jamestown CLO III Ltd., 2013-3A, Rule 144A‡#	(BB-, NR)	01/15/26	4.843	915,094
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	01/20/25	4.987	924,265
500	Ocean Trails CLO IV, 2013-4A, Rule 144A‡#	(B, NR)	08/13/25	6.137	468,815
1,000	OFSI Fund VI Ltd., 2014-6A, Rule 144A‡#	(BB, NR)	03/20/25	5.236	899,515
1,000	OZLM Funding V Ltd., 2013-5A, Rule 144A‡#	(BB, NR)	01/17/26	5.028	926,130
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A‡#	(BBB, NR)	08/14/23	4.984	1,002,698
1,500	Shackleton I CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	08/14/23	6.434	1,499,888
1,000	Shackleton II CLO Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	10/20/23	5.437	960,555
1,000	TICP CLO I Ltd., 2014-1A, Rule 144A‡^#	(BB, NR)	04/26/26	4.734	901,250
556	Venture X CLO Ltd., 2012-12A, Rule 144A‡#	(BB, NR)	02/28/24	5.533	534,291

TOTAL ASSET BACKED SECURITIES (Cost $17,238,707)					17,665,862

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MUNICIPAL BOND (0.3%)
Puerto Rico (0.3%)
$ 600	Commonwealth of Puerto Rico (Callable 07/01/20 @ 100.00) (Cost $558,030)	(BB+, Ba2)	07/01/35	8.000	$560,436

Number of Shares
COMMON STOCKS (0.3%)
Automakers (0.0%)
1,219	Safelite Realty Corp.^*				—

Building & Construction (0.1%)
14,400	Ashton Woods U.S.A. LLC, Class B^*				241,056

Building Materials (0.0%)
372	Dayton Superior Corp.^*				—

Chemicals (0.1%)
4,893	Huntsman Corp.				119,487

Gaming (0.0%)
36,250	Majestic Holdco LLC*				24,469
1,500	Progressive Gaming International Corp.*				2

					24,471

Media - Broadcast (0.1%)
26,986	Cumulus Media, Inc., Class A§*				186,473

TOTAL COMMON STOCKS (Cost $375,436)					571,487

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.^* (Cost $156,000)				—

SHORT-TERM INVESTMENTS (12.7%)
23,558,615	State Street Navigator Prime Portfolio, 0.16%§§				23,558,615

Par (000)			Maturity	Rate%
$ 2,301	State Street Bank and Trust Co. Euro Time Deposit		04/01/14	0.010	2,301,000

TOTAL SHORT-TERM INVESTMENTS (Cost $25,859,615)					25,859,615

TOTAL INVESTMENTS AT VALUE (111.0%) (Cost $218,510,783)					225,496,917
LIABILITIES IN EXCESS OF OTHER ASSETS (-11.0%)					(22,380,366)

NET ASSETS (100.0%)					$203,116,551

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

Reg S = Regulation S

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $84,858,298 or 41.8% of net assets.

§	Security or portion thereof is out on loan.
€	This security is denominated in Euro.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
*	Non-income producing security.
[1]	Zero-coupon security.
£	This security is denominated in British Pound.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2014.
ø	Bond is currently in default.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2014.

At March 31, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation/ (Depreciation)
EUR	1,100,000	USD	1,487,236	04/16/14	Morgan Stanley	$1,487,236	$1,516,028	$28,792
USD	8,326,312	EUR	6,100,000	04/16/14	Morgan Stanley	(8,326,312)	(8,407,066)	(80,754)
USD	1,963,560	GBP	1,200,000	04/16/14	Morgan Stanley	(1,963,560)	(2,000,367)	(36,807)

								$(88,769)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. The forward is valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments

•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$155,363,321	$3,976	$155,367,297
Bank Loans	—	18,501,497	6,970,723	25,472,220
Asset Backed Securities	—	15,821,412	1,844,450	17,665,862
Municipal Bonds	—	560,436	—	560,436
Common Stocks	305,962	24,469	241,056	571,487
Preferred Stocks	—	—	0	0
Short-term Investments	—	25,859,615	—	25,859,615
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(88,769)	—	(88,769)

	$305,962	$216,041,981	$9,060,205	$225,408,148

*	Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2014 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Asset Backed	Common Stocks	Preferred Stock	Total
Balance as of December 31, 2013	$3,943	$6,992,382	$—	$214,704	$0	$7,211,029
Accrued discounts/premiums	4	31,726	—	—	—	31,730
Purchases	—	(4,120)	1,844,450	—	—	1,840,330
Sales	—	(13,698)	—	—	—	(13,698)
Realized gain/(loss)	(850,050)	1,469	—	—	—	(848,581)
Change in Unrealized appreciation/(depreciation)	850,079	(37,036)	—	26,352	0	839,395
Transfers Into Level 3	—	—	—	—	—	—
Transfers Out of Level 3	—	—	—	—	—	—

Balance as of March 31, 2014	$3,976	$6,970,723	$1,844,450	$241,056	$—	$9,060,205

Net change in unrealized appreciation/(depreciation) from investments still held as of March 31, 2014	$114	$(37,062)	$—	$26,352	$0	$(10,596)

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended March 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At March 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation/(depreciation) for income tax purposes were as follows:

Cost of investments	$218,510,783

Unrealized appreciation	$9,569,274
Unrealized depreciation	(2,583,140)

Net unrealized appreciation/(depreciation)	$6,986,134

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:    Controls and Procedures

(a)    As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:    Exhibits

1.    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp

Name: John G. Popp

Title: Chief Executive Officer and President

Date: May 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title: Chief Executive Officer and President

Date: May 16, 2014

/s/Bruce S. Rosenberg

Name: Bruce S. Rosenberg

Title: Chief Financial Officer

Date: May 16, 2014